UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period:  April 30, 2024

Item 1. Reports to Stockholders.

(a)

Hardman Johnston
International Growth Fund

Retail Shares  HJIRX
Institutional Shares  HJIGX

Semi-Annual Report
April 30, 2024

Hardman Johnston International Growth Fund

Table of Contents

Sector Allocation	3
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to the Financial Statements	12
Expense Example	23
Notice to Shareholders	25
Statement Regarding Liquidity Risk Management Program	26
Approval of Investment Advisory Agreements	27
Notice of Privacy Policy & Practices	31

Hardman Johnston International Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at April 30, 2024 (Unaudited)

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at April 30, 2024 (Unaudited)

Japan	15.7%
Netherlands	14.7%
United Kingdom	11.7%
France	9.5%
Germany	9.4%
Denmark	7.6%
United States	6.5%
India	5.0%
Taiwan	4.9%
Italy	4.3%
Hong Kong	2.5%
Norway	2.0%
Spain	1.8%
Ireland	1.0%
Belgium	0.8%
China	0.6%
Short-Term Investments and Other	2.0%

Percentages represent market value as a percentage of net assets.

Hardman Johnston International Growth Fund

SCHEDULE OF INVESTMENTS
at April 30, 2024 (Unaudited)

	Number of
COMMON STOCKS – 98.0%	Shares	Value

Communication Services – 4.5%
Deutsche Telekom AG	104,010	$2,382,412

Consumer Discretionary – 19.6%
LVMH Moet Hennessy Louis Vuitton SE	2,864	2,352,597
Melco Resorts & Entertainment Ltd. – ADR (a)	47,320	309,473
MercadoLibre, Inc. (a)	1,781	2,597,945
Prosus NV	78,309	2,620,219
Suzuki Motor Corp.	212,000	2,468,907
		10,349,141

Energy – 4.0%
TechnipFMC PLC	82,180	2,105,452

Financials – 16.3%
AIA Group Ltd.	178,160	1,304,908
Dai-ichi Life Holdings, Inc.	102,400	2,371,691
HDFC Bank Ltd. – ADR	20,210	1,164,096
ICICI Bank Ltd. – ADR	54,310	1,495,154
Standard Chartered PLC	132,580	1,139,064
T&D Holdings, Inc.	68,500	1,117,737
		8,592,650

Health Care – 16.8%
Alkermes PLC (a)	21,450	526,383
AstraZeneca PLC	19,290	2,917,585
Genmab AS (a)	4,070	1,129,954
Grifols SA (a)	105,940	969,613
Novo Nordisk AS	22,220	2,849,544
UCB SA	3,250	430,984
		8,824,063

Industrial – 23.8%
Airbus SE	16,365	2,692,992
Daifuku Co. Ltd.	68,575	1,404,677
Mitsubishi Heavy Industries Ltd.	101,900	911,100
Prysmian SpA	42,125	2,285,637
Rheinmetall AG	4,700	2,589,914
Safran SA	12,235	2,652,944
		12,537,264

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2024 (Unaudited)

	Number of
COMMON STOCKS – 98.0% (Continued)	Shares	Value

Information Technology – 13.0%
ASML Holding NV	2,780	$2,421,418
Atlassian Corp. – Class A (a)	4,882	841,169
Nordic Semiconductor ASA (a)	94,807	1,036,489
Taiwan Semiconductor Manufacturing Co. Ltd.	107,000	2,561,983
		6,861,059
TOTAL COMMON STOCKS
(Cost $42,558,925)		51,652,041

SHORT-TERM INVESTMENTS – 2.0%

Money Market Funds – 2.0%
First American Government
Obligations Fund – Class X, 5.22% (b)	1,057,577	1,057,577
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,057,577)		1,057,577
TOTAL INVESTMENTS – 100.0%
(Cost $43,616,502)		52,709,618
Liabilities in Excess of Other Assets – (0.0)% (c)		(9,327)
TOTAL NET ASSETS – 100.0%		$52,700,291

Percentages are stated as a percent of net assets.
SE – Sociedad del Estado
ADR – American Depositary Receipt
NV – Naamloze Vennootschap
PLC – Public Limited Company
SA – Sociedad Anónima
AS – Aktieselskab
SpA – Sociedad por acciones
AG – Aktiengesellschaft
ASA – Advanced Subscription Agreement
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2024 (Unaudited)

Assets:
Investments, at value (cost of $43,616,502)	$52,709,618
Cash	1,225
Receivables:
Securities sold	159,671
Fund shares sold	151,828
Dividends and interest	148,502
Prepaid expenses	28,774
Total assets	53,199,618

Liabilities:
Payables:
Securities purchased	441,070
Administration and fund accounting fees	22,212
Advisory fees	10,111
Transfer agent fees and expenses	8,906
Audit fees	5,092
Reports to shareholders	3,856
Custody fees	3,075
Compliance expense	2,045
Other accrued expenses	2,960
Total liabilities	499,327
Net assets	$52,700,291

Net assets consist of:
Paid in capital	$58,596,464
Total accumulated loss	(5,896,173)
Net assets	$52,700,291

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$51,932,334
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	4,582,174
Net asset value, offering price and redemption price per share	$11.33

Retail Shares:
Net assets applicable to outstanding Retail Shares	$767,957
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	64,417
Net asset value, offering price and redemption price per share	$11.92

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2024 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $38,094)	$388,550
Interest	42,371
Total investment income	430,921

Expenses:
Investment advisory fees (Note 4)	257,583
Administration and fund accounting fees (Note 4)	67,911
Transfer agent fees and expenses	35,026
Federal and state registration fees	19,658
Legal fees	17,716
Trustees’ fees and expenses	17,278
Custody fees	15,946
Audit fees	9,464
Compliance expense	6,188
Interest Expense	6,086
Reports to shareholders	1,472
Distribution fees (Note 5)
Distribution fees – Retail Shares	1,326
Other	9,466
Total expenses before reimbursement from advisor	465,120
Expense reimbursement from advisor (Note 4)	(200,125)
Net expenses	264,995
Net investment income	165,926

Realized and unrealized gain (loss) on investments:
Net realized loss on transactions from:
Investments	(2,841,914)
Foreign currency related transactions	(20,958)
Net change in unrealized appreciation on:
Investments	9,322,135
Foreign currency related transactions	206,590
Net realized and unrealized gain on investments	6,665,853
Net increase in net assets resulting from operations	$6,831,779

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
Operations:
Net investment income (loss)	$165,926	$(31,024)
Net realized loss on investments	(2,862,872)	(7,872,033)
Net change in unrealized appreciation
on investments	9,528,725	14,615,372
Net increase in net assets
resulting from operations	6,831,779	6,712,315

Distributions to Shareholders From:
Accumulated earnings
Investor class shares	—	—
Institutional shares	—	—
Total distributions	—	—

Capital Share Transactions:
Proceeds from shares sold
Retail Shares	155,990	845,262
Institutional Shares	7,378,777	16,200,046
Proceeds from shares issued to
holders in reinvestment of dividends
Retail Shares	—	—
Institutional Shares	—	—
Cost of shares redeemed
Retail Shares	(762,008)	(220,381)
Institutional Shares	(7,776,593)	(22,497,993)
Net decrease in net assets
from capital share transactions	(1,003,834)	(5,673,066)

Total increase in net assets	5,827,945	1,039,249

Net Assets:
Beginning of period	46,872,346	45,833,097
End of period	$52,700,291	$46,872,346

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
Changes in Shares Outstanding:
Shares sold
Retail Shares	14,030	74,973
Institutional Shares	709,746	1,500,159
Proceeds from shares issued to
holders in reinvestment of dividends
Retail Shares	—	—
Institutional Shares	—	—
Shares redeemed
Retail Shares	(68,322)	(19,250)
Institutional Shares	(725,313)	(2,082,958)
Net decrease in shares outstanding	(69,859)	(527,076)

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares
	Six Months
	Ended
	April 30,
	2024		Year Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value –
Beginning of Period	$9.92		$8.74	$14.54	$11.11	$10.23	$9.15
Net investment
income/(loss)[1]	0.04		(0.01)	(0.03)	(0.07)	(0.05)	0.09
Net realized and unrealized
gain (loss) on investments	1.37		1.19	(5.62)	3.50	1.48	0.99
Total from
investment operations	1.41		1.18	(5.65)	3.43	1.43	1.08

Less Distributions:
Dividends from net
investment income	—		—	(0.15)	—	(0.55)	—
Total distributions	—		—	(0.15)	—	(0.55)	—
Net Asset Value –
End of Period	$11.33		$9.92	$8.74	$14.54	$11.11	$10.23

Total Return	14.21	%^	13.50%	(39.22)%	30.87%	14.68%	11.80%

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$51,932		$45,631	$45,252	$64,979	$17,329	$7,069
Ratio of operating expenses
to average net assets:
Before reimbursements	1.80	%+2	1.82%	1.74%	1.88%	6.48%	4.57%
After reimbursements	1.02	%+2	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income
to average net assets:
Before reimbursements	(0.13	)%+2	(0.88)%	(1.02)%	(1.36)%	(5.94)%	(2.63)%
After reimbursements	0.65	%+2	(0.06)%	(0.28)%	(0.48)%	(0.46)%	0.94%
Portfolio turnover rate	34	%^	59%	32%	46%	224%	81%

+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Includes borrowing and investment-related expenses not covered by the Fund's expense limitation agreement. See Note 4.

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Retail Shares
	Six Months
	Ended
	April 30,
	2024		Year Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value –
Beginning of Period	$10.45		$9.22	$15.38	$11.79	$10.20	$9.15
Income from
Investment Operations:
Net investment
income/(loss)[1]	—	[3]	(0.03)	(0.06)	(0.11)	(0.08)	0.07
Net realized and unrealized
gain (loss) on investments	1.47		1.26	(5.95)	3.70	1.67	0.98
Total from
investment operations	1.47		1.23	(6.01)	3.59	1.59	1.05

Less Distributions:
Dividends from net
investment income	—		—	—	—	—	—
Distributions from net
realized gains	—		—	(0.15)	—	—	—
Total distributions	—		—	(0.15)	—	—	—
Net Asset Value –
End of Period	$11.92		$10.45	$9.22	$15.38	$11.79	$10.20

Total Return	14.07	%^	13.34%	(39.42)%	30.45%	15.59%	11.48%

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$768		$1,241	$581	$761	$327	$2,479
Ratio of operating expenses
to average net assets:
Before reimbursements	2.05	%+2	2.07%	1.99%	2.18%	7.30%	4.88%
After reimbursements	1.27	%+2	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income
to average net assets:
Before reimbursements	(0.71	)%+2	(1.09)%	(1.27)%	(1.68)%	(6.84)%	(2.87)%
After reimbursements	0.07	%+2	(0.27)%	(0.53)%	(0.75)%	(0.79)%	0.76%
Portfolio turnover rate[2]	34	%^	59%	32%	46%	224%	81%

+	Annualized
^	Not Annualized
[1]	The net investment income/(loss) per share was calculated using the average shares outstanding method.
[2]	Includes borrowing and investment-related expenses not covered by the Fund's expense limitation agreement. See Note 4.
[3]	The amount was less than 0.005.

The accompanying notes are an integral part of these financial statements.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS
at April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Hardman Johnston International Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Fund’s Institutional Shares commenced operations on February 14, 2018. The Fund’s Retail Shares commenced operations on September 17, 2018. Each class of shares differs principally in its respective distribution expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Dakota Investments LLC (the “Advisor”) serves as the investment advisor to the Fund. Hardman Johnston Global Advisors LLC (the “Sub-Advisor”) serves as the sub-advisor to the Fund. Redwood Investments, LLC (“Redwood”) served as the International Growth Fund’s sub-advisor from the Fund’s inception to December 31, 2019. Effective January 1, 2020, Hardman Johnston replaced Redwood as the International Growth Fund’s sub-advisor. As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period is open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2024 (Unaudited)

Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended April 30, 2024.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2024 (Unaudited)

such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

H.
Events Subsequent to the period End: In preparing the financial statements as of April 30, 2024, and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2024 (Unaudited)

methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Fund uses ICE Data Services (“ICE”) as a third-party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Designee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,039,671	$42,612,370	$—	$51,652,041
Short-Term Investments	1,057,577	—	—	1,057,577
Total Investments in Securities	$10,097,248	$42,612,370	$—	$52,709,618

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended April 30, 2024, the Fund incurred $257,583 in advisory fees. The Advisor has hired Hardman Johnston Global Advisors LLC as a sub-advisor to the Fund. The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2024 (Unaudited)

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred with any merger or reorganization, dividends and interest on short positions, acquired fund fees and extraordinary expenses such as litigation) do not exceed the following amounts of the average daily net assets for each class of shares:

Hardman Johnston International Growth Fund
Institutional Shares	1.00%
Retail Shares	1.25%

For the six months ended April 30, 2024, the Advisor reduced its fees and absorbed Fund expenses in the amount of $200,125 for the Fund. The waivers and reimbursements will remain in effect through February 28, 2025 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

10/31/2024	10/31/2025	10/31/2026	10/31/2027	Total
$406,289	$387,648	$386,043	$200,125	$1,380,105

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent and Chief Compliance Officer to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the six months ended April 30, 2024,

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2024 (Unaudited)

the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

Administration & fund accounting	$67,911
Custody	$15,946
Transfer agency	$35,026
Compliance	$6,188

At April 30, 2024, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$22,212
Custody	$3,075
Transfer agency	$8,906
Compliance	$2,045

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Shares. The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended April 30, 2024, the Hardman Johnston International Growth Fund incurred distribution expenses on its Retail Shares of $1,326.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended April 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
International Growth Fund	$17,149,980	$17,023,492

There were no purchases or sales of long-term U.S. Government securities.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2024 (Unaudited)

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$49,141,242
Gross unrealized appreciation	5,052,863
Gross unrealized depreciation	(7,084,451)
Net unrealized appreciation	(2,031,588)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(10,696,391)
Total accumulated earnings/(losses)	$(12,727,979)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

As of October 31, 2023, the Fund had long-term tax basis loss carryforwards in the amount of $7,744,412 and short-term tax basis loss carryforwards in the amount of $2,950,322. These capital loss carryforward amounts do not have an expiration.

At October 31, 2023, on a tax basis, the fund had no late year loss deferral.

The tax character of distributions paid during the year ended October 31, 2023, and the year ended October 31, 2022, was as follows:

	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
Ordinary income	$—	$—
Long-term capital gains	—	686,304
	$—	$686,304

For the fiscal year ended October 31, 2023, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

Total Accumulated	Paid-In
Earnings/(Loss)	Capital
$191,414	$(191,414)

NOTE 8 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2024 (Unaudited)

Equity Market Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk: Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Income earned on foreign securities may be subject to foreign withholding taxes.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to several economic, political, and global macro factors, including rising inflation, the war between Russia and Ukraine and conflicts in the Middle East. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, trade tensions and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility because of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Emerging and Frontier Markets Risk: Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2024 (Unaudited)

result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

Large Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Medium and Small Capitalization Risk: Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

NOTE 9 – LINE OF CREDIT

As of April 30, 2024, the Fund had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. Borrowings under the Line must be secured by Fund assets. The Fund is able to borrow the lesser of the line limit of $5,000,000, 20% of market value, or 33 1/3% of the unencumbered assets held in the collateral account. The Line has a maturity date of May 28, 2025 and is reviewed annually by the Board of Trustees. During the six months ended April 30, 2024, the fund had no additional borrowing, but prior interest accrued from borrowing as paid in the amount of $6,086.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 11 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, Charles Schwab & Co. Inc. held 54% of the outstanding shares of the Fund and National Financial Services, LLC, owned 42% of the shares outstanding. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. Inc. or National Financial Services, LLC, are also beneficially owned.

Hardman Johnston International Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at April 30, 2024 (Unaudited)

NOTE 12 – TAILORED SHAREHOLDER REPORTS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Hardman Johnston International Growth Fund

EXPENSE EXAMPLE
April 30, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2023, to April 30, 2024 for the Institutional and Retail Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hardman Johnston International Growth Fund

EXPENSE EXAMPLE (Continued)
April 30, 2024 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/1/23	4/30/24	11/1/23 – 4/30/24
Actual
Institutional Shares	$1,000.00	$1,143.10	$5.44
Retail Shares	$1,000.00	$1,140.70	$6.76

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,019.79	$5.12
Retail Shares	$1,000.00	$1,018.55	$6.37

(1)
Expenses are equal to the Institutional and Retail Shares’ annualized expense ratio of 1.02% and 1.27%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

Hardman Johnston International Growth Fund

NOTICE TO SHAREHOLDERS
at April 30, 2024 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-833-627-6668 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-833-627-6668. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-833-627-6668.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-833-627-6668 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hardman Johnston International Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2023, was as follows:

Hardman Johnston International Growth Fund	0.00%

Hardman Johnston International Growth Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment adviser to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On May 14, 2024, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period January 1, 2023 through December 31, 2023 (the “Report”)  The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Hardman Johnston International Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 13, 2023 to consider the renewal of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hardman Johnston International Growth Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Dakota Investments LLC (“Dakota” or the “Adviser”) and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Dakota and Hardman Johnston Global Advisors LLC (“Hardman Johnston” or the “Sub-Adviser”). The Trustees, all of whom are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 17, 2023 to discuss the renewal of the Advisory Agreement and the Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement and Sub-Advisory Agreement, comparative performance information, Dakota’s Form ADV Part 1A and Hardman Johnston’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Dakota and Hardman Johnston, including information regarding each firm’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the sub-advisory fee payable by Dakota to Hardman Johnston, the expense limitation agreement between Dakota and the Trust, on behalf of the Fund, and comparative fee and expense information as reported by a third-party analytics firm.

The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and Sub-Advisory Agreement and the information provided. The Trustees noted that they had met with representatives of Dakota via video conference earlier in the year to discuss Hardman Johnston’s investment strategy for the Fund, the Fund’s performance, updates about each firm’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by Dakota and Hardman Johnston, the performance of the Fund, brokerage and trading services provided by Hardman Johnston, Fund expenses, asset flows, compliance matters and other information deemed relevant.

Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement and the Sub-Advisory

Hardman Johnston International Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

Agreement, each for an additional one year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by Dakota in the management of the Fund, including investment strategy oversight, compliance monitoring, marketing, shareholder servicing and oversight of Hardman Johnston as the Fund’s sub-advisor. The Trustees also considered the nature, extent and quality of services provided by Hardman Johnston, including day-to-day portfolio management, trading and proxy voting. The Trustees considered the qualifications and experience of personnel at Dakota and Hardman Johnston who are involved in the day-to-day activities of the Fund. The Board considered the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with Dakota and Hardman Johnston providing investment advisory and sub-advisory services to the Fund. The Trustees considered the information provided by Dakota and Hardman Johnston in response to the due diligence questionnaire and the information provided by the Adviser during its presentation earlier in the year. The Trustees concluded that the nature, extent and quality of services provided to the Fund by Dakota and Hardman Johnston were appropriate and that the Fund was likely to continue to benefit from the services provided by Dakota and Hardman Johnston under the Advisory Agreement and Sub-Advisory Agreement, respectively.

2.	INVESTMENT PERFORMANCE OF THE FUND

The Trustees discussed the performance of the Fund for the one-year, three-year, and five-year periods ended June 30, 2023 on both an absolute basis and in comparison to (1) the Fund’s primary benchmark index, (2) the Morningstar foreign large growth peer group and (3) a peer group of funds constructed using Morningstar, Inc. data and presented by Barrington Partners, an independent third-party analytics firm (the “Barrington Cohort”).

The Trustees noted that the Fund underperformed its benchmark, the MSCI All Country World ex-USA Net Index, for the one-year and three-year periods and outperformed its benchmark for the five-year period. The Board noted that the Fund underperformed its Morningstar peer group average for the one-year and five-year periods and outperformed the Morningstar peer group average for the three-year period. The Trustees noted that the Fund underperformed the Barrington Cohort average for the one-year, three-year, and five-year periods. The Board considered Dakota’s and Hardman Johnston’s commentary regarding the investment environment and the market conditions that negatively impacted the Fund’s performance for recent time periods. The Board

Hardman Johnston International Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

considered that Dakota does not manage any accounts or composites of other separately managed accounts that are similar to the Fund in terms of investment strategy. The Trustees reviewed the Fund’s performance relative to Hardman Johnston’s composites of other separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor.

The Trustees concluded that the Fund’s performance was satisfactory and that the Fund and its shareholders were likely to benefit from Dakota’s and Hardman Johnston’s continued management.

3.	ADVISORY FEES AND EXPENSES

The Trustees considered Dakota’s advisory fee rate, related statistical information and the cost structure of the Fund relative to its Barrington Cohort fee and expense comparisons. The Trustees noted that the Fund’s contractual management fee of 1.00% was higher than the Barrington Cohort average. The Trustees noted that the total net expense ratio for the Institutional share class was slightly higher than the Barrington Cohort average and slightly lower than the Morningstar category average. The Trustees considered the fee waivers and expense reimbursements previously provided by Dakota and Dakota’s commitment to renew the Fund’s expense limitation agreement.

The Trustees then considered the sub-advisory fee paid to Hardman Johnston by Dakota for the services provided as the Fund’s sub-adviser, including Dakota’s discussion of the appropriateness of the sub-advisory fee. The Trustees concluded that the sub-advisory fee paid to Hardman Johnston by Dakota was reasonable. The Trustees also noted that the sub-advisory fee is paid by Dakota, not the Fund.

The Trustees concluded that the Fund’s expenses and the management fee paid to Dakota were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to the Fund by Dakota. The Trustees concluded that the sub-advisory fee paid to Dakota by Hardman Johnston was reasonable.

4.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered Dakota’s and Hardman Johnston’s financial statements and a profitability analysis prepared by Dakota based on the fees payable under the Advisory Agreement. The Trustees did not consider Dakota’s level of profitability from its relationship with the Fund to be a material factor because the Fund was not profitable to Dakota during the period presented. The Trustees did not consider Hardman Johnston’s profitability from its relationship with the Fund to be a material factor because the subadvisory fee is paid by Dakota.

5.	ECONOMIES OF SCALE

The Trustees compared the Fund’s expenses relative to its cohort and Morningstar peer group and considered potential economies of scale. The Trustees noted that the

Hardman Johnston International Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but considered that Dakota has been waiving fees since the Fund’s inception. The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level and in light of the expense limitation agreement that is in place.

Because the sub-advisory fees payable to Hardman Johnston is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

6.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Dakota from its association with the Fund to be material factors. The Trustees concluded that the benefits Hardman Johnston may receive, such as soft dollar research, appear to be reasonable.

CONCLUSION

In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

Hardman Johnston International Growth Fund

NOTICE OF PRIVACY POLICY & PRACTICES
(Unaudited)

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 833-627-6668.

Investment Advisor
Dakota Investments LLC
925 West Lancaster Avenue, Suite 220
Bryn Mawr, PA 19010

Investment Sub-Advisor
Hardman Johnston Global Advisors LLC
300 Atlantic Street, Suite 601
Stamford, CT 06901

Distributor
Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(833) 627-6668

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen and Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.   Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        7/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        7/2/2024

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank,
Treasurer/Principal Financial Officer

Date        7/2/2024

* Print the name and title of each signing officer under his or her signature.